CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (36,452)	$ (19,472)
Adjustments for non-cash items:
Depreciation and amortization	70,353	68,665
Unrealized foreign exchange gain	(3,156)	(5,169)
Deferred tax benefit	(1,798)	(12,129)
Interest expense, net	9,221	7,767
Share-based compensation	18,053	8,141
Other income, net	(443)	(809)
Impairment expense on goodwill and other assets	152	1,282
Allowance for credit losses and other	17,102	7,571
Loss / (gain) on disposal of subsidiary and other assets, net	758	(626)
Non-cash lease expense	2,354	2,336
Movements in working capital:
Accounts receivable, net	(35,336)	(4,232)
Prepaid expenses and other current assets	(2,840)	(9,186)
Accounts payable and other liabilities	23,345	5,809
Income tax payable / receivable	2,553	2,531
Net cash flows provided by operating activities	63,866	52,479
Cash flows in investing activities
Purchase of property, plant & equipment	(519)	(4,329)
Purchase of merchant portfolios	(6,503)	0
Other intangible asset expenditures	(21,032)	(22,892)
Disposal of subsidiary	0	1,948
Cash inflow from merchant reserves	6,095	0
Cash outflow from merchant reserves	(3,277)	0
Receipts under derivative financial instruments	604	1,312
Other investing activities	0	68
Net cash flows used in investing activities	(24,632)	(23,893)
Cash flows from financing activities
Repurchases of shares withheld for taxes	(11)	(560)
Proceeds from employee share purchase plan	348	540
Purchase of treasury shares	(4,834)	(9,998)
Settlement funds - merchants and customers, net	(17,900)	(134,041)
Proceeds from loans and borrowings	56,861	0
Repayment of loans and borrowings	(161,143)	(22,839)
Proceeds under line of credit	210,000	197,000
Repayments under line of credit	(210,000)	(201,000)
Contingent consideration paid	0	(6,476)
Other financing activities	0	300
Net cash flows used in financing activities	(126,679)	(177,074)
Effect of foreign exchange rate changes	(15,940)	39,144
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(103,385)	(109,344)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,345,288	1,298,579
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,241,903	1,189,235
Supplemental cash flow disclosures:
Cash paid for interest	24,625	25,906
Cash paid for income taxes, net	7,226	6,539
Cash and cash equivalents	257,210	234,339
Customer accounts and other restricted cash	984,693	954,896
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,241,903	$ 1,189,235